Closure and Reclamation Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Closure and Reclamation Provisions [abstract]
Schedule of Reclamation and Closure Provisions

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Project	Total
Balance at December 31, 2018	$10,800	$3,716	$1,427	$15,943
Changes in estimate	394	886	13,390	14,670
Reclamation expenditures	(201)	(150)	-	(351)
Accretion	331	259	136	726
Effect of changes in foreign exchange rates	-	137	-	137
Balance at December 31, 2019	11,324	4,848	14,953	31,125
Less: Current portion	3,048	209	-	3,257
Non-current portion	$8,276	$4,639	$14,953	$27,868

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Project	Total
Balance at December 31, 2017	$9,624	$4,100	$509	$14,233
Changes in estimate	1,266	(624)	896	1,538
Reclamation expenditures	(559)	(123)	-	(682)
Accretion	469	361	22	852
Effect of changes in foreign exchange rates	-	2	-	2
Balance at December 31, 2018	10,800	3,716	1,427	15,943
Less: Current portion	682	159	-	841
Non-current portion	$ $ 10,118	$ $ 3,557	$ $ 1,427	$ $ 15,102

Schedule of Estimates Used in Reclamation and Closure Provisions

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Project	Total
Anticipated settlement date	2022 - 2027	2025 - 2037	2029 - 2042
Undiscounted uninflated estimated cash flow	$11,095	$4,850	$17,420	$33,365
Estimated life of mine (years)	10	6	14
Discount rate	3.00%	6.88%	1.94%
Inflation rate	2.00%	3.58%	2.00%